DECONSOLIDATION OF GOLAR POWER ENTITIES	12 Months Ended
Dec. 31, 2017
Equity Method Investments and Joint Ventures [Abstract]
DECONSOLIDATION OF GOLAR POWER ENTITIES

7.	DECONSOLIDATION OF GOLAR POWER ENTITIES

In June 2016, we entered into certain agreements forming a 50/50 joint venture, Golar Power Ltd ("Golar Power"), with investment vehicles affiliated with the private equity firm Stonepeak Infrastructure Partners ("Stonepeak"). The purpose of Golar Power is to offer integrated LNG based downstream solutions through the ownership and operation of FSRUs and associated terminal and power generation infrastructure. The transaction closed on July 6, 2016 with the receipt of net proceeds of $113 million from the disposal of 50% of our holding in the ordinary share capital of Golar Power to Stonepeak. Accordingly, effective from this date, we deconsolidated the results and net assets relating to the two vessels; the Golar Penguin and the Golar Celsius, the newbuild Golar Nanook and LNG Power Limited, which holds the rights to participate in the Sergipe Project. On the same date, we commenced equity accounting for our residual interest in Golar Power and we recorded an investment in Golar Power of $116 million, which represents the fair value of our remaining 50% holding in Golar Power's ordinary share capital. We calculated a loss on disposal of $8.5 million.

The table below illustrates how the loss on loss of control has been calculated:

(in thousands of $)	As of July 6, 2016
Net proceeds (a)	113,000
Fair value of 50% retained investment in Golar Power (b)	116,000
Fair value of counter guarantees from Golar Power (c)	3,701
Total fair value of Golar Power	232,701

Less:
Carrying value of Golar Power’s net assets (d)	236,713
Guarantees issued by Golar to Golar Power (e)	4,471

Loss on loss of control of Golar Power	(8,483)

(a)    Net proceeds received for the disposal of 50% in Golar Power
The table below shows the purchase consideration we received for the disposal of a 50% interest in the ordinary share capital in Golar Power that was acquired by Stonepeak:

(in thousands of $)	As of July 6, 2016
Consideration received from Stonepeak	116,000
Less: Fee paid in relation to the transaction	(3,000)
Net proceeds	113,000

(b)    Fair value of the retained investment in Golar Power
The fair value of our retained investment, being the 50% interest in the ordinary share capital in Golar Power has been recorded at $116 million. The fair value was determined with reference to the consideration of $116 million we received from Stonepeak pertaining to the 50% ordinary share capital interest they acquired. Thus given that this was negotiated between third parties, this is representative of fair value.
(c)    Fair value of counter guarantees from Golar Power
A number of counter guarantees were entered into by Golar Power for the benefit of Golar LNG, specifically to reimburse Golar for the historic legacy debt guarantees discussed in (e) below. In aggregate, based on the agreed premiums the fair value of these counter guarantees were calculated as $3.7 million.

(d)    Carrying value of Golar Power's net assets
The table below shows the underlying carrying value of Golar Powers' net assets at the deconsolidation date:

(in thousands of $)	As at July 6, 2016
ASSETS
Current
Cash and cash equivalents	10,992
Restricted cash	15,463
Trade accounts receivable	1,474
Other receivables, prepaid expenses and accrued income	178
Short term amounts due from related parties	3,000
Inventory	952
Total current assets	32,059
Non-current
Newbuildings	50,436
Vessels, net	387,261
Total assets	469,756

LIABILITIES AND STOCKHOLDERS' EQUITY
Current
Current portion of long-term debt	20,032
Trade accounts payable	969
Accrued expenses	21,357
Total current liabilities	42,358
Non-current
Long-term debt	190,685
Total liabilities	233,043

Equity
Stockholders’ equity	236,713

Total liabilities and stockholders' equity	469,756

(e)    Guarantees issued by Golar to Golar Power
In accordance with ASC 460, the guarantees issued by us in respect of Golar Power and its subsidiaries (previously not recognized) were fair valued as of the deconsolidation date which amounted to a liability of $4.5 million. This comprises of the following items:

(in thousands of $)	As of July 6, 2016
Debt guarantees	3,283
Shipyard guarantee	1,188
Total guarantees	4,471

Debt guarantees - The debt guarantees were previously issued by Golar to third party banks in respect of certain secured debt facilities relating to Golar Power and subsidiaries. The liability which is recorded in "Other non-current liabilities" is being amortized over the remaining term of the respective debt facilities with the credit being recognized in "Other financial items". See "Transactions with Golar Power and subsidiaries" in note 29.
Shipyard guarantee - Golar has provided Samsung with a guarantee of settlement in relation to the shipbuilding contract of Golar Nanook, which now forms part of Golar Power's asset base. The liability which is recorded in "Other current liabilities" is being amortized on a straight line basis until delivery of the vessel with the credit being recognized in "Other financial items". See "Transactions with Golar Power and subsidiaries" in note 29.